Condensed consolidated statement of comprehensive income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Gross profit		$ 231,158	$ 417,359	$ 449,909	$ 796,161
Other operating income	[1]	8,090	10,675	17,079	20,499
Vessel operating expenses		(68,676)	(69,063)	(136,775)	(138,692)
Technical management expenses		(7,001)	(7,607)	(12,219)	(13,326)
Charter hire expenses		(8,154)	(11,663)	(16,776)	(21,193)
Other expenses		(21,243)	(22,618)	(41,951)	(39,314)
Total other gains		134,174	317,083	259,267	604,135
Depreciation charge of property, plant and equipment		(50,977)	(54,595)	(100,502)	(108,388)
Amortisation charge of intangible assets		(107)	(251)	(212)	(587)
Loss on disposal of assets		0	(100)	0	(100)
Operating profit		83,090	262,137	158,553	495,060
Capitalised financing fees written off		(6)	0	(792)	(1,663)
Interest income		3,424	4,479	6,084	7,284
Interest expense		(12,475)	(13,215)	(26,836)	(29,042)
Other finance income/(expense)		1,005	(1,185)	(398)	(5,398)
Finance expense - net		(8,052)	(9,921)	(21,942)	(28,819)
Share of profit of equity-accounted investees, net of tax		2,957	8,553	5,993	15,842
Profit before income tax		77,995	260,769	142,604	482,083
Income tax expense		(2,660)	(1,572)	(4,079)	(3,315)
Profit for the financial period		75,335	259,197	138,525	478,768
Items that may be subsequently reclassified to profit or loss
Foreign operations - foreign currency translation differences		164	0	247	23
Fair value (losses)/gains on cash flow hedges		(731)	4,623	(3,770)	18,747
Reclassification to profit or loss		(3,054)	(8,032)	(5,734)	(16,424)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(3,621)	(3,409)	(9,257)	2,346
Item that will not be subsequently reclassified to profit or loss
Equity investments at FVOCI - net change in fair value		0	0	0	1,260
Total other comprehensive (loss)/income		(3,621)	(3,409)	(9,257)	3,606
Total comprehensive income for the period, net of tax		$ 71,714	$ 255,788	$ 129,268	$ 482,374
Earnings per share attributable to the equity holders of the Company
Basic no. of shares (in shares)		498,369,364	509,156,418	498,369,364	509,156,418
Basic earnings in USD per share (in dollars per share)		$ 0.15	$ 0.51	$ 0.28	$ 0.94
Diluted no. of shares (in shares)		503,985,265	514,834,444	503,985,265	514,834,444
Diluted earnings in USD per share (in dollars per share)		$ 0.15	$ 0.51	$ 0.27	$ 0.93
Hafnia Vessels and TC Vessels [Member]
Profit (loss) [abstract]
Revenue		$ 346,564	$ 563,098	$ 686,907	$ 1,084,890
Voyage expenses		(115,406)	(145,739)	(236,998)	(288,729)
External Vessels in Disponent-Owner Pools [Member]
Profit (loss) [abstract]
Revenue		207,591	268,064	415,158	531,165
Voyage expenses		(82,949)	(84,270)	(169,172)	(168,483)
Pool distributions		$ (124,642)	$ (183,794)	$ (245,986)	$ (362,682)

[1]	Including a one -off item amounting to USD 0.2 million in Q2 2025 and USD 1.3 million in H1 2025.